Document and Entity Information	Jan. 30, 2024
Cover page.
Document Type	8-K
Document Period End Date	Jan. 30, 2024
Entity File Number	001-36556
Entity Registrant Name	El Pollo Loco Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3563182
Entity Address, Address Line One	3535 Harbor Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	599-5000
Entity Emerging Growth Company	false
Entity Central Index Key	0001606366
Amendment Flag	false
Current Fiscal Year End Date	--12-27
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LOCO
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false